Right-of-use assets	12 Months Ended
Nov. 30, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets
1 2 .	Right-of-use assets

Balance as at November 30, 2019	$-
Impact of initial adoption of IFRS 16	2,954
Amortization	(441)
Effect of change in exchange rates	105

Balance as at November 30, 2020	$2,618
Amortization	(449)
Effect of change in exchange rates	(58)

Balance as at November 30, 2021	$2,111